Accumulated Other Comprehensive Income (Loss) (Amounts Reclassified to Net Income from Accumulated Other Comprehensive Income (loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	¥ (398,916)	¥ (368,140)	¥ (374,348)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	26,915	187,787	23,300
Write-downs of securities and other	(824)	(730)	(5,935)
Interest expense	(127,618)	(68,232)	(78,068)
Income tax (expense) or benefit	(87,500)	(187,264)	(90,747)
Net Income	279,668	317,612	196,814
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	511	4,268	504
Income tax (expense) or benefit	(90)	(61)	(510)
Net Income	421	4,207	(6)
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Sales of debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on investment securities and dividend	155	4,619	2,473
Life insurance premiums and related investment income	(765)	737	5,433
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Amortization of debt securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Finance revenues	509	92	(1,468)
Life insurance premiums and related investment income	1,148	(658)	(1,340)
Reclassification adjustment included in net income | Net unrealized gains (losses) on investment in securities | Others
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Write-downs of securities and other	(536)	(522)	(4,594)
Reclassification adjustment included in net income | Debt valuation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Life insurance costs	18	36	101
Total before income tax	18	36	101
Income tax (expense) or benefit	(5)	(10)	(28)
Net Income	13	26	73
Reclassification adjustment included in net income | Defined benefit pension plans
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit	376	386	447
Amortization of net actuarial loss	(88)	(912)	(1,633)
Amortization of transition obligation	(1)	(1)	(1)
Total before income tax	287	(527)	(1,187)
Income tax (expense) or benefit	(76)	151	368
Net Income	211	(376)	(819)
Reclassification adjustment included in net income | Foreign currency translation adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net	8,776	873	(2,760)
Total before income tax	(5,897)	(909)	(4,817)
Income tax (expense) or benefit	1,806	295	751
Net Income	(4,091)	(614)	(4,066)
Reclassification adjustment included in net income | Foreign currency translation adjustments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gains on sales of subsidiaries and affiliates and liquidation losses, net/Interest expense/Other (income) and expense, net	(14,673)	(1,782)	(2,057)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	(1,846)	(5,914)	(7,702)
Income tax (expense) or benefit	408	1,478	1,923
Net Income	(1,438)	(4,436)	(5,779)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Interest rate swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense	(175)	(1,615)	(1,522)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Foreign exchange contracts
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	0	(710)	(242)
Reclassification adjustment included in net income | Net unrealized gains (losses) on derivative instruments | Foreign currency swap agreements
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest expense /Other (income) and expense	¥ (1,671)	¥ (3,589)	¥ (5,938)